BUSINESS COMBINATIONS - Narrative (Details) $ in Millions							12 Months Ended
	Dec. 02, 2024 USD ($)	Oct. 01, 2024 USD ($)	Sep. 03, 2024 USD ($)	Jun. 03, 2024 USD ($) state	Dec. 29, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) arrangement business	Dec. 31, 2023 USD ($) business	Dec. 31, 2022 USD ($)
Business Combination [Line Items]
Goodwill, expected tax deduction							$ 84	$ 54
Transaction costs							$ 13	7	$ 121
Number of arrangements for provisions | arrangement							3
Elevated Acquisition
Business Combination [Line Items]
Equity interests acquired				100.00%
Number of states in which customers are served | state				18
Goodwill, expected tax deduction							$ 19
Transaction costs							7
Cash paid at closing				$ 572
Cash deposited into escrow				$ 6
Acquisition A24
Business Combination [Line Items]
Cash paid at closing			$ 24
Accrued consideration			9
Cash deposited into escrow			$ 0
Acquisition B24
Business Combination [Line Items]
Cash paid at closing		$ 99
Accrued consideration		0
Cash deposited into escrow		$ 2
Acquisition C24
Business Combination [Line Items]
Cash paid at closing	$ 26
Accrued consideration	7
Cash deposited into escrow	$ 0
Other 2024 acquisitions
Business Combination [Line Items]
Cash paid at closing							63
Accrued consideration							13
Cash deposited into escrow							$ 0
Number of businesses acquired | business							9
Acquisition A23
Business Combination [Line Items]
Cash paid at closing						$ 30
Cash deposited into escrow						$ 5
Acquisition B23
Business Combination [Line Items]
Cash paid at closing					$ 27
Cash deposited into escrow					$ 0
Other 2023 acquisitions
Business Combination [Line Items]
Cash paid at closing								22
Cash deposited into escrow								$ 0
Number of businesses acquired | business								5
2019 APi Acquisition
Business Combination [Line Items]
Contingent compensation							$ 0	$ 9
Maximum payout of contingent compensation							2	15
Payout of accrued contingent compensation							0	9
Liability for deferred payments							$ 28	$ 17
2019 APi Acquisition | Minimum
Business Combination [Line Items]
Contingent compensation arrangements recognized period							1 year
Liability for deferred payments recognition period							1 year
2019 APi Acquisition | Maximum
Business Combination [Line Items]
Contingent compensation arrangements recognized period							4 years
Liability for deferred payments recognition period							3 years